Intangible assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets

Note   13.               Intangible assets

Intangible assets and future amortization expenses consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Intangible assets subject to amortization:
Patents	2,281	2,281
License agreements	1,699	1,699
Other intangibles	923	923
Total intangible assets gross	4,903	4,903
Accumulated amortization for:
Patents	(2,281)	(2,281)
License agreements	(1,698)	(1,694)
Other intangibles	(923)	(923)
Total accumulated amortization	(4,902)	(4,898)
Total intangible assets subject to amortization, net	1	5
Total intangible assets, net	1	5
Amortization charge for the year to December 31,	4	5

The useful economic life of intangible assets is as follow:

•	Patents: 5 to 10 years
•	License agreements: 1 to 3 years
•	Other intangibles: 5 years

Future amortization charges are detailed below:

Future estimated aggregate amortization expense
Year	USD'000
2023	1
Total intangible assets subject to amortization, net	1

Note 14.      Intangible assets

Intangible assets and future amortization expenses consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Intangible assets subject to amortization:
Patents	2,281	2,281
License agreements	1,699	1,699
Other intangibles	923	923
Total intangible assets gross	4,903	4,903

Accumulated amortization for:
Patents	(2,281)	(2,281)
License agreements	(1,694)	(1,690)
Other intangibles	(923)	(923)
Total accumulated amortization	(4,898)	(4,894)
Total intangible assets subject to amortization, net	5	9
Total intangible assets, net	5	9
Amortization charge for the year to December 31,	5	604

The useful economic life of intangible assets is as follow:

•	Patents:	5 to 10 years
•	License agreements:	1 to 3 years
•	Other intangibles:	5 years

Future amortization charges are detailed below:

Future estimated aggregate amortization expense
Year	USD'000
2022	4
2023	1
Total intangible assets subject to amortization, net	5

SEALS Corp
Intangible assets

14.          Intangible assets

Intangible assets and future amortization expenses consisted of the following:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Intangible assets subject to amortization:
Patents	2,281	2,281
License agreements	1,699	1,699
Other intangibles	923	923
Total intangible assets gross	4,903	4,903
Accumulated amortization for:
Patents	(2,281)	(2,281)
License agreements	(1,699)	(1,698)
Other intangibles	(923)	(923)
Total accumulated amortization	(4,903)	(4,902)
Total intangible assets subject to amortization, net	—	1
Total intangible assets, net	—	1
Amortization charge for the 6 months to June 30,	1	2

The useful economic life of intangible assets is as follow:

•	Patents:	5 to 10 years

•	License agreements:	1 to 3 years

•	Other intangibles:	5 years